                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                          REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:  811-08287

Exact Name of Registrant
(as specified in charter):  Cohen & Steers Realty Income Fund, Inc.

Address of Principal Executive Office:  757 Third Avenue
                                        New York, NY 10017

Name and address of agent for service:  John E. McLean
                                        757 Third Avenue
                                        New York, NY 10017

Registrant telephone number, including area code:  (212) 832-3232

Date of fiscal year end: December 31

Date of reporting period: September 30, 2005

Item 1. Schedule of Investments


--------------------------------------------------------------------------------
                     COHEN & STEERS REALTY INCOME FUND, INC.
--------------------------------------------------------------------------------

                             SCHEDULE OF INVESTMENTS
                         September 30, 2005 (Unaudited)



                                                                   Number
                                                                  of Shares               Value
                                                                ----------------      ---------------
COMMON STOCK                                            88.8%
      DIVERSIFIED                                        8.1%
          Colonial Properties Trust                                    758,200        $  33,724,736
          Digital Realty Trust                                         602,400           10,843,200
          Entertainment Properties Trust                               186,700            8,332,421
          iStar Financial                                              711,700           28,774,031
          Lexington Corporate Properties Trust                         749,400           17,648,370
          Spirit Finance Corp.                                         805,500            9,061,875
          Vornado Realty Trust                                         282,000           24,426,840
                                                                                        -----------
                                                                                        132,811,473
                                                                                        -----------

      HEALTH CARE                                        9.2%
          Health Care Property Investors                             1,673,300           45,162,367
          Health Care REIT                                             499,600           18,530,164
          Healthcare Realty Trust                                      477,500           19,166,850
          Medical Properties Trust                                     819,000            8,026,200
          Nationwide Health Properties                               1,043,400           24,311,220
          Ventas                                                     1,099,700           35,410,340
                                                                                        -----------
                                                                                        150,607,141
                                                                                        -----------

      HOTEL                                              3.3%
          DiamondRock Hospitality Co.                                  750,300            8,816,025
          Equity Inns                                                1,054,900           14,241,150
          Hospitality Properties Trust                                 480,600           20,598,516
          Strategic Hotel Capital                                      582,000           10,627,320
                                                                                        -----------
                                                                                         54,283,011
                                                                                        -----------

      INDUSTRIAL                                         0.8%
          First Industrial Realty Trust                                329,400           13,192,470
                                                                                        -----------
      MORTGAGE                                           1.8%
          Newcastle Investment Corp.                                 1,036,273           28,912,017
                                                                                        -----------


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                     COHEN & STEERS REALTY INCOME FUND, INC.
--------------------------------------------------------------------------------


                      SCHEDULE OF INVESTMENTS--(Continued)
                         September 30, 2005 (Unaudited)


                                                                   Number
                                                                  of Shares               Value
                                                                ----------------      ---------------
      OFFICE                                            31.2%
          American Financial Realty Trust                            2,145,000        $  30,459,000
          Arden Realty                                               1,611,400           66,341,338
          Boston Properties                                            218,000           15,456,200
          Brandywine Realty Trust                                    1,687,900           52,476,811
          CarrAmerica Realty Corp.                                   1,177,900           42,345,505
          Equity Office Properties Trust                             2,593,600           84,836,656
          Highwoods Properties                                         646,900           19,090,019
          HRPT Properties Trust                                      2,021,700           25,089,297
          Kilroy Realty Corp.                                          513,600           28,777,008
          Mack-Cali Realty Corp.                                       792,700           35,623,938
          Maguire Properties                                           685,300           20,593,265
          Prentiss Properties Trust                                    972,400           39,479,440
          Reckson Associates Realty Corp.                            1,405,600           48,563,480
                                                                                        -----------
                                                                                        509,131,957
                                                                                        -----------

      OFFICE/INDUSTRIAL                                  4.2%
          Duke Realty Corp.                                          1,041,659           35,291,407
          Liberty Property Trust                                       605,200           25,745,208
          Mission West Properties                                      793,800            7,969,752
                                                                                        -----------
                                                                                         69,006,367
                                                                                        -----------

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                     COHEN & STEERS REALTY INCOME FUND, INC.
--------------------------------------------------------------------------------

                      SCHEDULE OF INVESTMENTS--(Continued)
                         September 30, 2005 (Unaudited)


                                                                   Number
                                                                  of Shares               Value
                                                                ----------------      ---------------
      RESIDENTIAL                                       15.7%
            APARTMENT                                   14.8%
                  American Campus Communities                          619,500         $ 14,880,390
                  AMLI Residential Properties Trust                  1,086,100           34,831,227
                  Apartment Investment & Management Co.                624,000           24,198,720
                  Archstone-Smith Trust                                209,300            8,344,791
                  AvalonBay Communities                                102,300            8,767,110
                  Education Realty Trust                               496,600            8,293,220
                  Equity Residential                                   859,000           32,513,150
                  GMH Communities Trust                                948,200           13,910,094
                  Home Properties                                    1,346,171           52,837,212
                  Mid-America Apartment Communities                    224,108           10,423,263
                  Post Properties                                      466,800           17,388,300
                  Town and Country Trust                               563,100           16,341,162
                                                                                        -----------
                                                                                        242,728,639
                                                                                        -----------

            MANUFACTURED HOME                            0.9%
                  Sun Communities                                      439,700           14,404,572
                                                                                        -----------
                  TOTAL RESIDENTIAL                                                     257,133,211
                                                                                        -----------

      SELF STORAGE                                       3.5%
                  Extra Space Storage                                1,349,300           20,752,234
                  Shurgard Storage Centers                             148,200            8,279,934
                  Sovran Self Storage                                  204,500           10,010,275
                  U-Store-It Trust                                     878,020           17,797,465
                                                                                        -----------
                                                                                         56,839,908
                                                                                        -----------

      SHOPPING CENTER                                   11.0%
            COMMUNITY CENTER                             6.0%
                  Cedar Shopping Centers                               818,600           11,845,142
                  Developers Diversified Realty Corp.                  548,000           25,591,600
                  Heritage Property Investment Trust                   803,100           28,108,500
                  Inland Real Estate Corp.                           1,283,900           20,105,874
                  Ramco-Gershenson Properties Trust                    425,700           12,426,183
                                                                                        -----------
                                                                                         98,077,299
                                                                                        -----------


--------------------------------------------------------------------------------
                     COHEN & STEERS REALTY INCOME FUND, INC.
--------------------------------------------------------------------------------


                      SCHEDULE OF INVESTMENTS--(Continued)
                         September 30, 2005 (Unaudited)



                                                                   Number
                                                                  of Shares               Value
                                                                ----------------      ---------------

            REGIONAL MALL                                5.0%
                  Glimcher Realty Trust                                861,000         $  21,068,670
                  Macerich Co.                                         228,800            14,858,272
                  Mills Corp.                                          256,300            14,117,004
                  Pennsylvania Real Estate
                    Investment Trust                                   273,100            11,519,358
                  Simon Property Group                                 262,600            19,463,912
                                                                                       -------------
                                                                                          81,027,216
                                                                                       -------------
                  TOTAL SHOPPING CENTER                                                  179,104,515
                                                                                       -------------
                        TOTAL COMMON STOCK
                           (Identified cost-$1,081,879,933)                            1,451,022,070
                                                                                       -------------

PREFERRED STOCK                                         10.5%
      DIVERSIFIED                                        1.6%
                  Colonial Properties Trust, 8.125%,
                    Series D                                           120,400             3,118,360
                  Colonial Properties Trust, 7.62%,
                    Series E                                            50,500             1,259,470
                  Crescent Real Estate Equities Co.,
                    6.75%, Series A (Convertible)                      256,900             5,690,335
                  Digital Realty Trust, 8.50%, Series A                 84,700             2,231,845
                  Digital Realty Trust, 7.875%, Series B                90,000             2,245,500
                  Entertainment Properties Trust, 7.75%,
                    Series B                                           172,000             4,360,200
                  iStar Financial, 7.80%, Series F                      94,400             2,502,544
                  iStar Financial, 7.65%, Series G                     200,300             5,043,554
                                                                                       -------------
                                                                                          26,451,808
                                                                                       -------------

      HEALTH CARE                                        1.5%
                  Health Care REIT, 7.625%, Series F                   352,800             8,925,840
                  LTC Properties, 8.00%, Series F                      200,000             5,130,000
                  Nationwide Health Properties, 7.677%,
                    Series P                                            49,800             5,154,300
                  Omega Healthcare Investors, 8.375%,
                    Series D                                           200,000             5,188,000
                                                                                       -------------
                                                                                          24,398,140
                                                                                       -------------


--------------------------------------------------------------------------------
                     COHEN & STEERS REALTY INCOME FUND, INC.
--------------------------------------------------------------------------------

                      SCHEDULE OF INVESTMENTS--(Continued)
                         September 30, 2005 (Unaudited)



                                                                   Number
                                                                  of Shares               Value
                                                                ----------------      ---------------

      HOTEL                                              0.9%
                  Eagle Hospitality Properties Trust,
                    8.25%, Series A                                     35,000        $    878,500
                  FelCor Lodging Trust, $1.95, Series A
                    (Convertible)                                       48,900           1,204,407
                  Highland Hospitality Corp., 7.875%,
                    Series A                                           100,000           2,475,000
                  Host Marriott Corp., 8.875%, Series E                 29,800             813,540
                  Innkeepers USA Trust, 8.00%, Series C                167,600           4,382,740
                  Strategic Hotel Capital, 8.50%,
                    Series 144A(a)                                     129,700           3,404,625
                  Sunstone Hotel Investors, 8.00%,
                    Series A                                           100,000           2,550,000
                                                                                      ------------
                                                                                        15,708,812
                                                                                      ------------

      MORTGAGE                                           0.1%
                  Newcastle Investment Corp., 9.75%,
                    Series B                                            51,600           1,369,980
                                                                                      ------------

      OFFICE                                             2.3%
                  Alexandria Real Estate Equities,
                    9.10%, Series B                                     28,700             747,922
                  Brandywine Realty Trust, 7.375%,
                    Series D                                            49,803           1,250,055
                  Corporate Office Properties Trust,
                    7.50%, Series H                                     39,800             996,990
                  Cousins Properties, 7.75%, Series A                   70,051           1,821,326
                  Cousins Properties, 7.50%, Series B                  180,000           4,608,000
                  Highwoods Properties, 8.625%, Series A                 7,400           7,934,928
                  Highwoods Properties, 8.00%, Series B                 18,917             477,843
                  HRPT Properties Trust, 8.75%, Series B               158,100           4,191,231
                  Kilroy Realty Corp., 7.80%, Series E                  19,314             493,666
                  Kilroy Realty Corp., 7.50%, Series F                 270,840           6,890,170
                  Maguire Properties, 7.625%, Series A                 125,300           3,176,355
                  SL Green Realty Corp., 7.625%, Series C              184,300           4,679,377
                  SL Green Realty Corp., 7.875%, Series D                1,261              32,458
                                                                                      ------------
                                                                                        37,300,321
                                                                                      ------------

      OFFICE/INDUSTRIAL                                  0.3%
                  PS Business Parks, 8.75%, Series F                    66,000           1,710,060
                  PS Business Parks, 7.00%, Series H                    94,500           2,348,325
                  PS Business Parks, 7.60%, Series L                    28,000             715,680
                                                                                      ------------
                                                                                         4,774,065
                                                                                      ------------


--------------------------------------------------------------------------------
                     COHEN & STEERS REALTY INCOME FUND, INC.
--------------------------------------------------------------------------------

                      SCHEDULE OF INVESTMENTS--(Continued)
                         September 30, 2005 (Unaudited)



                                                                   Number
                                                                  of Shares               Value
                                                                ----------------      ---------------
      RESIDENTIAL                                        0.9%
            APARTMENT                                    0.7%
                  Apartment Investment & Management Co.,
                   9.375%, Series G                                     73,000        $  1,933,040
                  Apartment Investment & Management Co.,
                   10.10%, Series Q                                     52,800           1,350,624
                  Apartment Investment & Management Co.,
                   10.00%, Series R                                    116,100           3,002,346
                  Mid-America Apartment Communities,
                   8.30%, Series H                                     171,800           4,483,980
                                                                                       -----------
                                                                                        10,769,990
                                                                                       -----------



            MANUFACTURED HOME                            0.2%
                  Affordable Residential Communities,
                   8.25%, Series A                                     175,300           3,655,005
                                                                                       -----------
                  TOTAL RESIDENTIAL                                                     14,424,995
                                                                                       -----------

      SHOPPING CENTER                                    2.7%
            COMMUNITY CENTER                             0.5%
                  Cedar Shopping Centers, 8.875%, Series A             132,000           3,432,000
                  Developers Diversified Realty Corp.,
                   8.60%, Series F                                      63,900           1,655,010
                  Ramco-Gershenson Property Trust,
                   9.50%, Series B                                      25,000             674,500
                  Regency Centers Corp., 6.70%, Series E                50,000           1,225,000
                  Urstadt Biddle Properties, 8.50%, Series C            10,000           1,085,000
                  Urstadt Biddle Properties, 7.50%, Series D            35,000             901,425
                                                                                       -----------
                                                                                         8,972,935
                                                                                       -----------


--------------------------------------------------------------------------------
                     COHEN & STEERS REALTY INCOME FUND, INC.
--------------------------------------------------------------------------------

                      SCHEDULE OF INVESTMENTS--(Continued)
                         September 30, 2005 (Unaudited)




                                                                   Number
                                                                  of Shares               Value
                                                                ----------------      ---------------

            REGIONAL MALL                                2.2%
                  CBL & Associates Properties, 8.75%,
                    Series B                                            48,800        $  2,547,360
                  CBL & Associates Properties, 7.75%,
                    Series C                                            64,200           1,654,434
                  CBL & Associates Properties, 7.375%,
                    Series D                                           300,200           7,589,056
                  Glimcher Realty Trust, 8.75%, Series F                63,100           1,628,611
                  Glimcher Realty Trust, 8.125%, Series G              140,000           3,554,600
                  Mills Corp., 9.00%, Series B                         147,000           3,844,050
                  Mills Corp., 9.00%, Series C                          43,800           1,143,618
                  Mills Corp., 8.75%, Series E                          68,700           1,820,550
                  Mills Corp., 7.875%, Series G                        170,000           4,369,000
                  Pennsylvania Real Estate Investment Trust,
                   11.00%, Series A                                      9,800             565,950
                  Taubman Centers, 8.30%, Series A                      43,109           1,092,382
                  Taubman Centers, 8.00%, Series G                     167,000           4,342,000
                  Taubman Centers, 7.625%, Series H                     40,000           1,023,000
                                                                                       -----------
                                                                                        35,174,611
                                                                                       -----------

                  TOTAL SHOPPING CENTER                                                 44,147,546
                                                                                       -----------

      SPECIALTY                                          0.2%
                  Capital Automotive REIT, 7.50%,
                    Series A                                           119,400           2,662,620
                                                                                       -----------
                        TOTAL PREFERRED STOCK
                           (Identified cost-$163,719,644)                              171,238,287
                                                                                       -----------


                                                                     Principal
                                                                      Amount
                                                                   -------------


COMMERCIAL PAPER                                         0.3%
                  San Paolo U.S. Finance Co., 2.750%,
                    due 10/3/05 (Identified
                    cost-$5,464,165)                             $   5,465,000           5,464,165
                                                                                       -----------


--------------------------------------------------------------------------------
                     COHEN & STEERS REALTY INCOME FUND, INC.
--------------------------------------------------------------------------------

                      SCHEDULE OF INVESTMENTS--(Continued)
                         September 30, 2005 (Unaudited)





TOTAL INVESTMENTS (Identified cost-$1,251,063,742)      99.6%                            1,627,724,522

OTHER ASSETS IN EXCESS OF LIABILITIES                    0.4%                                5,728,260
                                                       -----                            --------------

NET ASSETS                                             100.0%                           $1,633,452,782
                                                       =====                            ==============




Note: Percentages indicated are based on the net assets of the fund.

(a) Resale is restricted to qualified institutional investors; aggregate holdings equal 0.2% of net assets.

Item 2. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b) During the last fiscal quarter, there were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS REALTY INCOME FUND, INC.

By: /s/ Adam M. Derechin
    --------------------------------
         Name: Adam M. Derechin
         Title: President

         Date: November 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Adam M. Derechin                    By: /s/ Jay J. Chen
    --------------------------------            ----------------------------------
         Name: Adam M. Derechin                     Name: Jay J. Chen
         Title: President and principal             Title: Treasurer and principal
                  executive officer                          financial officer

         Date: November 17, 2005
